Insurance Claim Reserves Footnote (details) - Asbestos Payment - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Asbestos Direct Action Litigation [Member]
Loss Contingencies [Line Items]
Settlement payment	$ 579		$ 579
PPG Industries, Inc Litigation [Member]
Loss Contingencies [Line Items]
Settlement payment		$ 524